Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 026 [Member]
Accounting Policies [Abstract]
Accounting Policies
Note 2 - Accounting Policies:

Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue contributions at any time, or to terminate the Plan subject to ERISA. In the event of termination, participant accounts become fully vested.

The financial statements of the Plan are prepared on an accrual basis in accordance with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Administrative expenses incurred by the Plan are paid by the Company on behalf of the Plan or from Plan assets as determined by the Committee.

The Plan records benefits when payment is made to the participant. There were no benefits payable as of December 31, 2025 or 2024.